Taxes on Income	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 15 - TAXES ON INCOME

A.	General:

The Company and its subsidiaries are assessed for tax purposes on an unconsolidated basis. Each of the Company’s subsidiaries is subject to the tax rules prevailing in its country of incorporation.

B.	Corporate Taxation:

The Company is subject to Israeli corporate tax rate of 23% for the years ended December 31, 2024, 2023 and 2022.

The U.S. subsidiary is subject to U.S. federal tax rate of 21% for the years ended December 31, 2024, 2023 and 2022.

The Chinese subsidiary is subject to a progressive tax rate in China of 2.5% up to taxable income of one million RMB, 5% on taxable income between one million RMB to three million RMB and 25% on taxable income higher than three million RMB, for the year ended December 31, 2024, 2023 and 2022.

C.	Net loss carryforward:

As of December 31, 2024, the Company has an accumulated tax loss carryforward of approximately $93,625 in Israel, which may be carried forward and offset against taxable income in the future for an indefinite period.

D.	Tax assessments

The Company received final tax assessments in Israel through the year ended December 31, 2019.

E.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets are as follows:

	As of December 31,	As of December 31,
	2024	2023

Net loss carryforward	21,534	18,608
Other reserves and allowance	165	145
Total deferred tax assets	21,699	18,753
Valuation allowance	(21,699)	(18,753)
Net deferred tax asset	-	-

As of December 31, 2024, the Company has provided valuation allowances of $21,699 in respect of deferred tax assets resulting from tax loss carryforward and other temporary differences. Management currently believes that because the Company has a history of losses, it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.

F.	Effective tax expense (benefit):

The components of loss before tax and a reconciliation of the Company’s tax expense to the Company’s theoretical statutory tax benefit are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022
Loss before taxes:
Local	15,187	14,652	16,952
Foreign[1]	131	*	26
Net loss, as reported in the consolidated statements of comprehensive loss	15,318	14,652	16,978
Israeli statutory income tax rate	23%	23%	23%
Theoretical tax benefit	3,523	3,370	3,905
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(3,523)	(3,370)	(3,905)
Income tax expense	-	-	-
*	Lower	than $1K

[1]	Foreign is amount related to the US & China Subsidiaries.